Income Per Class A Unit (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Per Class A Unit [Abstract]
Income (loss) from continuing operations, net of income attributable to noncontrolling interests									$ 328,519	$ (62,146)	$ 351,979
Income from discontinued operations, net of income attributable to noncontrolling interests									583,946	562,934	310,544
Net income attributable to Vornado Realty L.P.									912,465	500,788	662,523
Preferred unit distributions									(81,514)	(83,965)	(86,873)
Preferred unit redemptions									0	(1,130)	8,948
Net income attributable to Class A unitholders	544,287	139,134	81,333	66,197	(73,042)	88,037	154,775	245,923	830,951	415,693	584,598
Earnings allocated to unvested participating securities									(4,260)	(2,705)	(3,413)
Numerator for basic income per Class A unit									826,691	412,988	581,185
Convertible preferred unit distributions									97	0	113
Numerator for diluted income per Class A unit									$ 826,788	$ 412,988	$ 581,298
Denominator for basic income per Class A unit - weighted average units (in units)									198,213	197,551	197,082
Vornado stock options and restricted unit awards (in units)									1,557	1,092	1,002
Convertible preferred units (in units)									43	0	50
Denominator for diluted income per Class A unit - weighted average units and assumed conversions (in units)									199,813	198,643	198,134
INCOME (LOSS) PER CLASS A UNIT - BASIC:
Income (loss) from continuing operations, net (in dollars per unit)									$ 1.22	$ (0.76)	$ 1.37
Income from discontinued operations, net (in dollars per unit)									$ 2.95	$ 2.85	$ 1.58
Net income per Class A unit (in dollars per unit)	$ 2.73	$ 0.70	$ 0.41	$ 0.33	$ (0.37)	$ 0.44	$ 0.78	$ 1.24	$ 4.17	$ 2.09	$ 2.95
INCOME (LOSS) PER CLASS A UNIT - DILUTED:
Income (loss) from continuing operations, net (in dollars per unit)									$ 1.22	$ (0.75)	$ 1.36
Income from discontinued operations, net (in dollars per unit)									$ 2.92	$ 2.83	$ 1.57
Net income per Class A unit (in dollars per unit)	$ 2.71	$ 0.69	$ 0.40	$ 0.33	$ (0.37)	$ 0.44	$ 0.78	$ 1.23	$ 4.14	$ 2.08	$ 2.93